Derivative financial instruments (Details 2) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effects of derivatives
Amount of gain or (loss) recognized in financial income (expense), Total	$ 46,000,000	$ (568,000,000)	$ 473,000,000	$ 75,000,000	$ 631,000,000	$ 1,528,000,000
Financial settlement (Inflows)/ Outflows	(336,000,000)	(74,000,000)	(1,005,000,000)	(565,000,000)	(1,225,000,000)	(146,000,000)
Amount of gain or (loss) recognized in OCI	(140,000,000)	149,000,000	(133,000,000)	155,000,000	(26,000,000)	2,000,000
Designated
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	102,000,000	34,000,000	205,000,000	86,000,000	283,000,000	(3,000,000)
Financial settlement (Inflows)/ Outflows	(101,000,000)	(34,000,000)	(207,000,000)	(98,000,000)	(283,000,000)	4,000,000
Amount of gain or (loss) recognized in OCI	(140,000,000)	149,000,000	(133,000,000)	155,000,000	(26,000,000)	2,000,000
Designated | Aluminium
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)						13,000,000
Amount of gain or (loss) recognized in OCI			7,000,000	4,000,000	31,000,000	(36,000,000)
Designated | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)						(16,000,000)
Financial settlement (Inflows)/ Outflows			18,000,000		47,000,000	4,000,000
Designated | Strategic Nickel
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	84,000,000	15,000,000	1,000,000	49,000,000	(1,000,000)
Financial settlement (Inflows)/ Outflows	(83,000,000)	(15,000,000)		(48,000,000)
Amount of gain or (loss) recognized in OCI	(115,000,000)	198,000,000	(25,000,000)	211,000,000	(52,000,000)
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	18,000,000	19,000,000	204,000,000	37,000,000	284,000,000
Financial settlement (Inflows)/ Outflows	(18,000,000)	(19,000,000)	(225,000,000)	(50,000,000)	(330,000,000)
Amount of gain or (loss) recognized in OCI	(25,000,000)	(49,000,000)	(115,000,000)	(60,000,000)	(5,000,000)	38,000,000
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(64,000,000)	(612,000,000)	261,000,000	(96,000,000)	487,000,000	1,610,000,000
Financial settlement (Inflows)/ Outflows	(207,000,000)	(22,000,000)	(821,000,000)	(389,000,000)	(1,001,000,000)	(241,000,000)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	29,000,000	(685,000,000)	259,000,000	(92,000,000)	451,000,000	1,598,000,000
Financial settlement (Inflows)/ Outflows	(114,000,000)	(63,000,000)	(819,000,000)	(337,000,000)	(956,000,000)	(243,000,000)
Non-designated | Foreign exchange and interest rate risk | EURO floating rate vs. USD floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					(1,000,000)
Financial settlement (Inflows)/ Outflows			1,000,000		1,000,000	(1,000,000)
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					(2,000,000)	(2,000,000)
Financial settlement (Inflows)/ Outflows	1,000,000	1,000,000	(2,000,000)	4,000,000	3,000,000	8,000,000
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(24,000,000)	(59,000,000)	1,000,000	(30,000,000)	(5,000,000)
Financial settlement (Inflows)/ Outflows		1,000,000		1,000,000	(1,000,000)
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(9,000,000)	(22,000,000)		(23,000,000)	4,000,000
Financial settlement (Inflows)/ Outflows	(1,000,000)			(1,000,000)	(2,000,000)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(48,000,000)	164,000,000		69,000,000
Financial settlement (Inflows)/ Outflows	(99,000,000)	31,000,000		(68,000,000)
Non-designated | Foreign exchange and interest rate risk | South African Rande Forward
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		(10,000,000)		(8,000,000)
Financial settlement (Inflows)/ Outflows		8,000,000		8,000,000
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			1,000,000		3,000,000	14,000,000
Financial settlement (Inflows)/ Outflows			(1,000,000)	(2,000,000)	(9,000,000)	(5,000,000)
Non-designated | Foreign exchange and interest rate risk | Treasury future
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(12,000,000)			(12,000,000)
Financial settlement (Inflows)/ Outflows	6,000,000			6,000,000
Non-designated | Foreign exchange and interest rate risk | Swap Convertibles
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					37,000,000
Financial settlement (Inflows)/ Outflows					(37,000,000)
Non-designated | Commodities price risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	8,000,000	10,000,000	14,000,000	92,000,000	(88,000,000)	22,000,000
Financial settlement (Inflows)/ Outflows	(28,000,000)	(18,000,000)	23,000,000	(78,000,000)	59,000,000	105,000,000
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	6,000,000	8,000,000		39,000,000	4,000,000	5,000,000
Financial settlement (Inflows)/ Outflows	(16,000,000)	(5,000,000)		(41,000,000)	(7,000,000)	79,000,000
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(2,000,000)	15,000,000	(87,000,000)	(95,000,000)
Financial settlement (Inflows)/ Outflows			39,000,000		105,000,000	73,000,000
Non-designated | Commodities price risk | Copper
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		1,000,000		1,000,000
Non-designated | Commodities price risk | Aluminium
Effects of derivatives
Financial settlement (Inflows)/ Outflows				7,000,000	16,000,000
Non-designated | Commodities price risk | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	2,000,000	1,000,000	13,000,000	37,000,000	4,000,000	50,000,000
Financial settlement (Inflows)/ Outflows	(12,000,000)	(13,000,000)	(7,000,000)	(48,000,000)	(34,000,000)	(16,000,000)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(2,000,000)		(4,000,000)
Financial settlement (Inflows)/ Outflows			2,000,000	2,000,000	3,000,000
Non-designated | Commodities price risk | Maritime Freight Hiring Protection Program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			5,000,000		(5,000,000)	66,000,000
Financial settlement (Inflows)/ Outflows			(11,000,000)	2,000,000	(24,000,000)	(37,000,000)
Non-designated | Commodities price risk | Natural gas
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)						(4,000,000)
Financial settlement (Inflows)/ Outflows						6,000,000
Non-designated | Embedded derivatives
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(7,000,000)	(7,000,000)	(51,000,000)	(101,000,000)
Financial settlement (Inflows)/ Outflows						(14,000,000)
Non-designated | Embedded derivatives | For nickel concentrate costumer sales
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)						(25,000,000)
Financial settlement (Inflows)/ Outflows						(14,000,000)
Non-designated | Embedded derivatives | Customer raw material contracts
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)						(76,000,000)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			$ (7,000,000)	$ (7,000,000)	$ (51,000,000)